Related party transactions - Summary of related party transaction outstanding (Detail) £ in Millions	Dec. 31, 2019 GBP (£)
Amounts owed by related parties
Amounts receivable, related party transactions	£ 175.0
Amounts owed to related parties
Amounts payable, related party transactions	(86.1)
Kantar [Member]
Amounts owed by related parties
Amounts receivable, related party transactions	87.5
Amounts owed to related parties
Amounts payable, related party transactions	(36.5)
Other [Member]
Amounts owed by related parties
Amounts receivable, related party transactions	87.5
Amounts owed to related parties
Amounts payable, related party transactions	£ (49.6)